Annual Total Returns[BarChart] - Direxion Daily 7-10 Year Treasury Bear 3X Shares - Direxion Daily 7-10 Year Treasury Bear 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(40.20%)	(16.17%)	13.21%	(27.23%)	(11.31%)	(7.66%)	(9.27%)	(0.85%)	(18.60%)	(27.50%)